UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7193

                      (Investment Company Act File Number)


                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 1/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                  CORPORATE BONDS--68.6%
                  AEROSPACE / DEFENSE--1.2%
  $    75,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                             $     75,000
       75,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                          74,625
       50,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                     51,625
      100,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                                  96,750
      175,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                        166,687
       50,000 1,2 TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014                                                            51,250
                      TOTAL                                                                                                  515,937
                  AUTOMOTIVE--2.7%
      100,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                         81,000
      100,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                              81,625
      175,000     Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.11%, 1/13/2012                                     175,932
       50,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                              48,843
       75,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                          80,375
      125,000     Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                                 122,939
      150,000     General Motors Corp., Deb., 7.40%, 9/1/2025                                                                129,375
      125,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                              118,281
       50,000     TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                                           53,750
       50,000     TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                                      55,000
       50,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                                 52,125
      100,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                                  104,000
                      TOTAL                                                                                                1,103,245
                  BUILDING MATERIALS--0.9%
       50,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                            50,500
       50,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                               51,875
      100,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                     88,500
       50,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                       49,875
       75,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                    79,875
       50,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                          51,375
                      TOTAL                                                                                                  372,000
                  CHEMICALS--4.8%
       50,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                                  48,750
       75,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                                    72,469
      100,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                                 100,000
      155,000     Crystal US Holdings, Sr. Disc. Note, 10/1/2014                                                             135,625
      100,000     Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                      111,000
       50,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                          53,250
      100,000     Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009                                                          105,250
      200,000 1,2 Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                               210,000
      100,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                             107,500
       59,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                           64,310
      150,000     Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016                                                  159,750
       50,000 1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                                 50,875
       50,000 1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                                 51,375
       50,000     Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                      51,250
      150,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                               159,938
      175,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                                  181,563
      125,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                       125,000
      125,000 1,2 Terra Capital, Inc., Sr. Note, 7.00%, 2/1/2017                                                             123,750
       75,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                                  77,441
                      TOTAL                                                                                                1,989,096
                  CONSTRUCTION MACHINERY--0.2%
       75,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                                 79,875
                  CONSUMER PRODUCTS--3.4%
      100,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                                89,000
       51,930     AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                         56,798
      100,000     Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                                             106,375
       50,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                                  51,187
      175,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                       180,688
      175,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                                  171,062
      325,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                                  295,750
       50,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                          51,250
       50,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                      52,250
       75,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                                 78,188
      125,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                     109,688
      100,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                                  84,500
      100,000     Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                           105,500
                      TOTAL                                                                                                1,432,236
                  ENERGY--1.7%
      100,000     Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                           97,500
      100,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                              96,500
      175,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                        180,250
       75,000 1,2 Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                             76,312
       50,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                          53,250
       75,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                     73,372
       50,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                     48,750
       25,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                     25,500
       50,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                      51,125
                      TOTAL                                                                                                  702,559
                  ENTERTAINMENT--1.0%
       50,000     AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                                                    52,812
       50,000     Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                                                53,375
      125,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                         110,937
       75,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.12%, 4/1/2012                                             75,375
       75,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                        80,344
       50,000     Universal City Florida Holding Co., Floating Rate Note, 10.12125%, 5/1/2010                                 51,875
                      TOTAL                                                                                                  424,718
                  ENVIRONMENTAL--0.9%
      325,000     Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                        325,812
       32,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                      35,769
                      TOTAL                                                                                                  361,581
                  FINANCIAL INSTITUTIONS--1.1%
      100,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                       99,500
      200,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                         203,172
      150,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                          169,326
                      TOTAL                                                                                                  471,998
                  FOOD & BEVERAGE--3.5%
      150,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                                  135,750
      100,000 1,2 Aramark Corp., Floating Rate Note - Sr. Note, 8.86%, 2/1/2015                                              102,500
       75,000 1,2 Aramark Corp., Sr. Note, 8.50%, 2/1/2015                                                                    77,156
       50,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                        50,750
       75,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                       77,063
      100,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                                 102,750
      200,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                         203,000
      200,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                           197,250
       75,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                                71,250
      100,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                      102,500
       75,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                      82,500
       75,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                        77,813
      125,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                                 113,750
       50,000     Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009                                               52,250
                      TOTAL                                                                                                1,446,282
                  GAMING--3.6%
       75,000     155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                     69,375
      100,000     Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012                                                        103,375
      100,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                               108,750
       49,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                     51,450
       75,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                       72,562
       75,000     Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                      78,000
      225,000     MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011                                                                237,656
       75,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                        79,125
       50,000     MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012                                            51,875
      150,000     Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                                                    160,687
      100,000     Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011                                           106,375
       75,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                                  72,656
       50,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                      51,250
       50,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                           51,250
      100,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                        104,500
      100,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                        99,500
                      TOTAL                                                                                                1,498,386
                  HEALTH CARE--5.9%
       50,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                        54,875
       75,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                                78,375
      150,000     AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                       163,500
       75,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                               73,500
      250,000     CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                                   200,625
      100,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                          109,750
      100,000     Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                                 105,750
      100,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                      99,056
      150,000     HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                     127,875
      100,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                       83,500
      325,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                                  346,125
      200,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                                 215,250
      125,000 1,2 National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                                     135,938
      100,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                           99,250
      100,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                               100,250
      125,000     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                                   127,813
      125,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                               128,594
       50,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                                 50,250
      100,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                             101,500
       50,000     Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017                                                                 51,000
                      TOTAL                                                                                                2,452,776
                  INDUSTRIAL - OTHER--4.8%
      150,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                         151,125
       75,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                                72,750
       75,000 1,2 Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                                       80,719
      175,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                         182,000
      100,000     Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017                                                           103,750
      100,000     Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                                                110,065
       50,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                        52,750
       75,000 1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                                    77,625
      175,000     Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                                  189,000
       75,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                      75,000
       75,000     Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                    77,063
      150,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                   146,625
       75,000 1,2 Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014                           79,313
       75,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                        80,250
      125,000 1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                           131,250
       94,064     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                       101,589
       75,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                            75,375
       50,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                           52,000
       50,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                         36,750
       75,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                               77,062
       50,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                                   50,000
                      TOTAL                                                                                                2,002,061
                  LODGING--1.0%
       50,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                      48,812
      150,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                          149,625
       50,000 1,2 Host Marriott LP, Sr. Note, 6.875%, 11/1/2014                                                               50,437
       75,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                    77,289
       75,000     Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012                              80,215
                      TOTAL                                                                                                  406,378
                  MEDIA - CABLE--1.9%
      225,000     CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                                                            234,281
      250,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                            260,937
      200,000     Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                               224,250
       50,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                                48,750
                      TOTAL                                                                                                  768,218
                  MEDIA - NON-CABLE--6.6%
       50,000     Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                                    52,250
       75,000     Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                            78,375
       86,927     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                                  87,362
       50,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                       50,375
      100,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                             104,500
       75,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                              77,625
      100,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                           95,750
      119,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                             130,007
      200,000     Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                                        182,500
      100,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                             98,250
      150,000 1,2 Idearc, Inc., Sr. Note, 8.00%, 11/15/2016                                                                  153,187
      225,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                         255,375
      350,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                                  285,250
       75,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                           80,156
      175,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                        173,250
       50,000 1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                     52,625
       50,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                         51,000
       75,000     R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                         72,188
       75,000     R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                          72,188
       50,000     R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016                                               52,625
       75,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                             84,750
       75,000     Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011                                    77,062
       50,000     Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                            50,000
      100,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                              105,000
      125,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                         128,438
      100,000     XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                        101,000
                      TOTAL                                                                                                2,751,088
                  METALS & MINING--0.7%
      100,000 1,2 Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                                    104,250
       75,000 1,2 Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                               78,000
      125,000     Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015                                                         128,750
                      TOTAL                                                                                                  311,000
                  PACKAGING--1.5%
      125,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                    123,906
       75,000 1,2 Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                     77,813
       50,000 1,2 Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016                                        46,250
      125,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                            130,000
       75,000     Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                                       79,500
      100,000     Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008                                                           101,000
       50,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                             52,500
                      TOTAL                                                                                                  610,969
                  PAPER--1.0%
       75,000     Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                      73,312
      125,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                     133,125
       75,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                     80,063
      125,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                             136,875
                      TOTAL                                                                                                  423,375
                  RESTAURANTS--0.3%
       50,000     El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013                                                  54,500
       75,000     Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                                   74,250
                      TOTAL                                                                                                  128,750
                  RETAILERS--1.8%
       50,000     AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                       50,500
       50,000     AutoNation, Inc., Floating Rate Note - Sr. Note, 7.36%, 4/15/2013                                           50,625
      175,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                              178,937
      100,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                                 100,750
      100,000     General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                                                  104,250
       75,000     NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                                   63,000
      100,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                                   99,250
       50,000     United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012                                               52,750
       50,000 1,2 United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                                   50,500
                      TOTAL                                                                                                  750,562
                  SERVICES--0.7%
      100,000     Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                            113,500
      125,000 1,2 West Corp., Sr. Note, 9.50%, 10/15/2014                                                                    127,188
       50,000 1,2 West Corp., Sr. Sub. Note, 11.00%, 10/15/2016                                                               52,000
                      TOTAL                                                                                                  292,688
                  TECHNOLOGY--4.2%
      175,000 1,2 Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                   170,625
      100,000 1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                         104,000
      100,000 1,2 Firestone Acquistion Corp., Sr. Note, 8.875%, 12/15/2014                                                   100,000
       50,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                              31,500
      150,000 1,2 Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015                                                       153,750
      125,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                   134,063
      150,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                                  166,500
       75,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                                 75,188
       49,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.86%, 4/1/2012                                          52,001
      100,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                         105,750
      175,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                    189,000
      100,000     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                                 110,000
      100,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                    107,500
      100,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                            101,702
      125,000     iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                        129,375
                      TOTAL                                                                                                1,730,954
                  TEXTILE--0.1%
       50,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                            53,375
                  TOBACCO--0.3%
      125,000     Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                   134,125
                  TRANSPORTATION--1.0%
      100,000     Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                    106,750
      100,000     Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                               113,000
       50,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                        49,625
      125,000     Stena AB, Sr. Note, 9.625%, 12/1/2012                                                                      135,156
                      TOTAL                                                                                                  404,531
                  UTILITY - ELECTRIC--3.7%
       50,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                              51,750
       50,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                                51,500
      225,000     Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                          239,062
       75,000     Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                      77,625
       91,187 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                           87,967
       50,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                                 50,250
      100,000     NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                              100,250
      150,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                               150,563
       50,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                               51,709
       65,000     Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                               70,510
       50,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                    50,001
       50,000     Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                         51,965
       50,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                                 49,010
      100,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                          109,250
      100,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                            100,691
       50,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                                52,188
      150,000     TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                           141,931
       50,000     TXU Corp., Sr. Note, Series Q, 6.50%, 11/15/2024                                                            46,552
                      TOTAL                                                                                                1,532,774
                  UTILITY - NATURAL GAS--3.9%
       75,000     AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015                                                    74,625
      100,000     El Paso Corp., 6.75%, 5/15/2009                                                                            102,000
       50,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                    53,625
      100,000     El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                         104,000
      125,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                        118,437
      100,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                     97,250
       50,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                      50,111
       75,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                     77,607
      125,000 1,2 Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                           125,938
       75,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                             75,546
      100,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                      99,750
      225,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                            270,046
       75,000     Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                         75,938
      100,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                               107,250
      175,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                                189,000
                      TOTAL                                                                                                1,621,123
                  WIRELESS COMMUNICATIONS--2.1%
       75,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.12163%, 1/1/2013                               79,687
       75,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                                 80,812
       75,000 1,2 Cricket Communications, Inc., Sr. Note, 9.375%, 11/1/2014                                                   79,125
      100,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                    107,500
      150,000 1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                        156,750
      125,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                    125,781
      125,000     Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.485%, 12/15/2010                           127,813
       50,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                                     54,000
       75,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                     79,313
                      TOTAL                                                                                                  890,781
                  WIRELINE COMMUNICATIONS--2.1%
      175,000     Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013                                                    173,250
       75,000 1,2 Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016                                               81,000
      400,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                       446,000
       50,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                            54,000
      100,000     Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                               109,625
                      TOTAL                                                                                                  863,875
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $27,690,780)                                                 28,527,316
                  COMMON STOCK--0.1%
                  INDUSTRIAL - OTHER--0.1%
       17,689 1,3 ACP Holdings Corp., Warrants (IDENTIFIED COST $0)                                                           26,976
                  MUTUAL FUND-26.9%
    1,619,277   4 High Yield Bond Portfolio  (IDENTIFIED COST $10,919,387)                                                11,173,011
                  REPURCHASE AGREEMENT--2.8%
  $ 1,182,000     Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of         1,182,000
                  America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for
                  $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510. (AT COST)
                      TOTAL INVESTMENTS - 98.4%                                                                           40,909,303
                      (IDENTIFIED COST $39,792,167)5
                      OTHER ASSETS AND LIABILITIES - NET - 1.6%                                                              666,802
                      TOTAL NET ASSETS - 100%                                                                           $ 41,576,105

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $5,560,820, which represented 13.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $5,533,844, which represented 13.3% of total net assets.

3    Non-income producing security.

4    Affiliated company.

5 At January 31, 2007, the cost of investments for federal tax purposes was $39,792,167. The net unrealized appreciation of investments for federal tax purposes was $1,074,103. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,293,273 and net unrealized depreciation from investments for those securities having an excess of cost over value of $219,170.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, are based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.




RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2007, is as follows:

 SECURITY                         ACQUISITION DATE  ACQUISITION COST
 ACP Holdings Corp., Warrants     9/24/2003         $0


The following acronym is used throughout this portfolio:

 PIK --Payment in Kind





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        March 16, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007